Shareholder Report, Average Annual Return (Details) 193538_Themes Copper Miners ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Copper Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Copper Miners ETF
Average Annual Return, Percent	33.24%	49.19%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	18.59%
BITA Global Copper Mining Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BITA Global Copper Mining Select Index
Average Annual Return, Percent	31.10%	46.11%